REPORTABLE SEGMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

6.           REPORTABLE SEGMENTS

The Company operates in two business segments:  referenced neurometric information services and clinical services.  Neurometric Information Services, provides data to psychiatrists and other physicians/prescribers to enable them to make a more informed decision when treating a specific patient with mental, behavioral and/or addictive disorders provides reports (“PEER Reports”).  Clinic operates NTC, a full service psychiatric practice.

The following tables show operating results for the Company’s reportable segments, along with reconciliation from segment gross profit to (loss) from operations, the most directly comparable measure in accordance with generally accepted accounting principles in the United States, or GAAP:

	Three months ended December 31, 2011
	Reference
	Neurometric	Clinic	Eliminations	Total
Revenues	38,000	152,300	(6,000)	184,300

Operating expenses:
Cost of revenues	39,200	6,000	(6,000)	39,200
Research	69,700	-	-	69,700
Product Development	112,500	-	-	112,500
Sales and marketing	286,200	43,800	-	330,000
General and administrative	808,700	252,600	-	1,061,300
Total operating expenses	1,316,300	302,400	(6,000)	1,612,700

Loss from operations	$(1,278,300)	$(150,100)	$-	$(1,428,400)

	Three months ended December 31, 2010
	Reference
	Neurometric	Clinic	Eliminations	Total
Revenues	34,400	120,600	(7,100)	147,900

Operating expenses:
Cost of revenues	36,100	7,100	(7,100)	36,100
Research	211,000	-	-	211,000
Product Development	144,400	-	-	144,400
Sales and marketing	243,700	3,000	-	246,700
General and administrative	832,700	221,100		1,053,800
Total operating expenses	1,467,900	231,200	(7,100)	1,692,000

Loss from operations	$(1,433,500)	$(110,600)	$-	$(1,544,100)

The following table includes selected segment financial information as of December 31, 2011, related to total assets:

	Reference
	Neurometric	Clinic	Total

Total assets	$405,900	$55,900	$461,800

7.	REPORTABLE SEGMENTS

The Company operates in two business segments:  reference neurometric and clinic.  Neurometric Information Services (formerly called Laboratory Information Services) provides data to psychiatrists and other physicians/prescribers to enable them to make a more informed decision when treating a specific patient with mental, behavioral and/or addictive disorders provides reports (“Peer Reports”).  The Clinic segment operates NTC, a full service psychiatric practice.

The following tables show operating results for the Company’s reportable segments, along with reconciliation from segment gross profit to (loss) from operations, the most directly comparable measure in accordance with generally accepted accounting principles in the United States, or GAAP:

	Year ended September 30, 2011
	Neurometric Information Services	Clinic	Eliminations	Total
Revenues	146,200	634,500	(34,800)	745,900

Operating expenses:
Cost of revenues	147,100	34,800	(34,800)	147,100
Research	482,800	-	-	482,800
Product development	442,000	-	-	442,000
Sales and marketing	1,132,800	98,700	-	1,231,500
General and administrative	3,197,900	1,074,000		4,271,900
Total operating expenses	5,402,600	1,207,500	(34,800)	6,575,300

Loss from operations	$(5,256,400)	$(573,000)	$0	$(5,829,400)

	Year ended September 30, 2010
	Neurometric Information
	Services	Clinic	Eliminations	Total
Revenues	156,000	535,700	(53,200)	638,500

Operating expenses:
Cost of revenues	135,100	19,900	(19,900)	135,100
Research and development	738,800	-	-	738,800
Product development	381,700	-	-	381,700
Sales and marketing	853,100	17,800	-	870,900
General and administrative	4,296,200	754,100	(33,300)	5,017,000
Total operating expenses	6,404,900	791,800	(53,200)	7,143,500

Loss from operations	$(6,248,900)	$(256,100)	$0	$(6,505,000)

The following table includes selected segment financial information as of September 30, 2011, related to total assets:

	Reference Neurometric	Clinic	Total

Total assets	$308,800	$61,200	$370,000